Net Income (Loss) Per Common Share	9 Months Ended
Sep. 30, 2012
Net Income (Loss) Per Common Share [Abstract]
Net Income (Loss) Per Common Share

13. Net Income (Loss) Per Common Share

Basic income (loss) per common share is determined using the Two-Class Method and is computed by dividing net income (loss) attributable to Snap Interactive Inc. common shareholders by the weighted-average common shares outstanding during the period.  The Two-Class Method is an earnings allocation formula that determines income (loss) per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.  Diluted income (loss) per common share reflects the more dilutive earnings per share amount calculated using the treasury stock method or the Two-Class Method.

The following table provides a reconciliation of basic and diluted net income (loss) per common share attributable to Snap Interactive Inc. common shareholders for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
		(As Restated)		(As Restated)
Net income (loss) attributable to Snap Interactive, Inc. shareholders	$302,306	$121,185	$(3,727,553)	$(50,328)
Net income (loss) allocated to participating securities	35,591	1,739	-	-
Net income (loss) attributable to Snap Interactive, Inc. common shareholders – basic	$266,715	$119,446	$(3,727,553)	$(50,328)
Average number of common shares outstanding – basic	38,593,304	37,718,256	38,584,641	37,484,089
Dilutive effect of equity awards	1,091,830	4,605,714	-	-
Average number of common shares outstanding – diluted	39,685,134	42,323,970	38,584,641	37,484,089

Net income (loss) per common share attributable to Snap Interactive, Inc. common shareholders:
Basic	$0.01	$0.00	$(0.10)	$(0.00)
Diluted	$0.01	$0.00	$(0.10)	$(0.00)

The following outstanding options, unvested restricted stock awards and warrants were excluded from the computation of diluted net income per share for the periods presented as their effect would have been anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Options to purchase common stock	1,889,839	229,565	-	-
Unvested restricted stock awards	2,545,773	410,604	-	-
Common stock warrants	2,342,500	2,342,500	-	-